Note 12 - Income Tax - Earning Before Income Tax by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Earnings before income tax	$ 81,630	$ 61,610
Canada Revenue Agency [Member] | Foreign Tax Authority [Member]
Earnings before income tax	16,989	8,590
Internal Revenue Service (IRS) [Member] | Domestic Tax Authority [Member]
Earnings before income tax	$ 64,641	$ 53,020